Long-Term Borrowings (Details) - USD ($)	Dec. 31, 2025	Jun. 17, 2025	May 08, 2025	Dec. 31, 2024	Jun. 20, 2024	May 21, 2024	Jan. 31, 2024	Dec. 31, 2023	Sep. 08, 2023	Jun. 27, 2023	Dec. 31, 2022	May 23, 2022
Long-Term Borrowings
Outstanding Loan Balance	$ 609,771,403			$ 651,628,487
Unamortized Deferred Financing Fees	4,732,246			6,062,278
Total	605,039,157			645,566,209
Other Finance-lease liabilities	60,740			80,838
Total	$ 605,099,897			$ 645,647,047				$ 693,282,686			$ 739,035,681
SOFR
Long-Term Borrowings
Adjustment to interest rate basis	2.22%
$34.7 Million Secured Term Loan Facility | SOFR
Long-Term Borrowings
Adjustment to interest rate basis							1.75%
$34.7 Million Secured Term Loan Facility | Milos
Long-Term Borrowings
Outstanding Loan Balance	$ 29,625,000
Unamortized Deferred Financing Fees	120,023
Total	$ 29,504,977
$34.7 Million Secured Term Loan Facility | Milos | SOFR
Long-Term Borrowings
Adjustment to interest rate basis	1.75%
$31.1 Million Secured Term Loan Facility | SOFR
Long-Term Borrowings
Adjustment to interest rate basis					1.60%
$31.1 Million Secured Term Loan Facility | Poliegos
Long-Term Borrowings
Outstanding Loan Balance	$ 26,443,500
Unamortized Deferred Financing Fees	216,741
Total	$ 26,226,759
$31.1 Million Secured Term Loan Facility | Poliegos | SOFR
Long-Term Borrowings
Adjustment to interest rate basis	1.60%
$113.0 Million Secured Term Loan Facility | SOFR
Long-Term Borrowings
Adjustment to interest rate basis										1.90%
$113.0 Million Secured Term Loan Facility | Kimolos
Long-Term Borrowings
Outstanding Loan Balance	$ 26,900,000
Unamortized Deferred Financing Fees	95,269
Total	$ 26,804,731
$113.0 Million Secured Term Loan Facility | Kimolos | SOFR
Long-Term Borrowings
Adjustment to interest rate basis	1.90%
$113.0 Million Secured Term Loan Facility | Folegandros
Long-Term Borrowings
Outstanding Loan Balance	$ 26,900,000
Unamortized Deferred Financing Fees	95,269
Total	$ 26,804,731
$113.0 Million Secured Term Loan Facility | Folegandros | SOFR
Long-Term Borrowings
Adjustment to interest rate basis	1.90%
$113.0 Million Secured Term Loan Facility | Nissos Keros
Long-Term Borrowings
Outstanding Loan Balance	$ 37,200,000
Unamortized Deferred Financing Fees	131,755
Total	$ 37,068,245
$113.0 Million Secured Term Loan Facility | Nissos Keros | SOFR
Long-Term Borrowings
Adjustment to interest rate basis	1.90%
$84.0 Million Secured Term Loan Facility | SOFR
Long-Term Borrowings
Adjustment to interest rate basis									1.85%
$84.0 Million Secured Term Loan Facility | Nissos Sikinos
Long-Term Borrowings
Outstanding Loan Balance	$ 34,912,500
Unamortized Deferred Financing Fees	197,352
Total	$ 34,715,148
$84.0 Million Secured Term Loan Facility | Nissos Sikinos | SOFR
Long-Term Borrowings
Adjustment to interest rate basis	1.85%
$84.0 Million Secured Term Loan Facility | Nissos Sifnos
Long-Term Borrowings
Outstanding Loan Balance	$ 34,912,500
Unamortized Deferred Financing Fees	198,713
Total	$ 34,713,787
$84.0 Million Secured Term Loan Facility | Nissos Sifnos | SOFR
Long-Term Borrowings
Adjustment to interest rate basis	1.85%
$167.5 Million Sale and Leaseback Agreements | Nissos Rhenia
Long-Term Borrowings
Outstanding Loan Balance	$ 48,299,711
Unamortized Deferred Financing Fees	724,754
Total	$ 47,574,957
$167.5 Million Sale and Leaseback Agreements | Nissos Rhenia | SOFR
Long-Term Borrowings
Adjustment to interest rate basis	5.49%
$167.5 Million Sale and Leaseback Agreements | Nissos Despotiko
Long-Term Borrowings
Outstanding Loan Balance	$ 48,687,254
Unamortized Deferred Financing Fees	738,571
Total	$ 47,948,683
$167.5 Million Sale and Leaseback Agreements | Nissos Despotiko | SOFR
Long-Term Borrowings
Adjustment to interest rate basis	5.49%
$125.7 Million Secured Term Loan Facility | SOFR
Long-Term Borrowings
Adjustment to interest rate basis						1.65%						2.50%
$125.7 Million Secured Term Loan Facility | Nissos Donoussa
Long-Term Borrowings
Outstanding Loan Balance	$ 51,735,000
Unamortized Deferred Financing Fees	874,247
Total	$ 50,860,753
$125.7 Million Secured Term Loan Facility | Nissos Donoussa | SOFR
Long-Term Borrowings
Adjustment to interest rate basis	1.65%
$60.0 Million Secured Term Loan Facility | SOFR
Long-Term Borrowings
Adjustment to interest rate basis						1.40%
$60.0 Million Secured Term Loan Facility | Nissos Kythnos
Long-Term Borrowings
Outstanding Loan Balance	$ 53,755,938
Unamortized Deferred Financing Fees	171,444
Total	$ 53,584,494
$60.0 Million Secured Term Loan Facility | Nissos Kythnos | SOFR
Long-Term Borrowings
Adjustment to interest rate basis	1.40%
$130 Million Senior Secured Credit Facility | SOFR
Long-Term Borrowings
Adjustment to interest rate basis			1.40%
$130 Million Senior Secured Credit Facility | Nissos Nikouria
Long-Term Borrowings
Outstanding Loan Balance	$ 64,200,000
Unamortized Deferred Financing Fees	378,989
Total	$ 63,821,011
$130 Million Senior Secured Credit Facility | Nissos Nikouria | SOFR
Long-Term Borrowings
Adjustment to interest rate basis	1.40%
$130 Million Senior Secured Credit Facility | Nissos Anafi
Long-Term Borrowings
Outstanding Loan Balance	$ 63,000,000
Unamortized Deferred Financing Fees	380,512
Total	$ 62,619,488
$130 Million Senior Secured Credit Facility | Nissos Anafi | SOFR
Long-Term Borrowings
Adjustment to interest rate basis	1.40%
$65 Million Senior Secured Credit Facility | SOFR
Long-Term Borrowings
Adjustment to interest rate basis		1.35%
$65 Million Senior Secured Credit Facility | Nissos Kea
Long-Term Borrowings
Outstanding Loan Balance	$ 63,200,000
Unamortized Deferred Financing Fees	408,607
Total	$ 62,791,393
$65 Million Senior Secured Credit Facility | Nissos Kea | SOFR
Long-Term Borrowings
Adjustment to interest rate basis	1.35%